Summary of Significant Accounting Policies - Summary of Other Financial Assets at Amortized Cost (Detail) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Revaluation reserve [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	€ (105)
Reclassifications of "Available-for-saleFinancial Assets" to "Financial Assets at Fair Value through Profit or Loss"	105
Balance as of January 1, 2018	0
Accumulated deficit [member]
Disclosure of financial assets [line items]
Balance as of December 31, 2017	0
Reclassifications of "Available-for-saleFinancial Assets" to "Financial Assets at Fair Value through Profit or Loss"	(105)
Balance as of January 1, 2018	€ (105)